WARRANTS (Details Narrative)					12 Months Ended
	Dec. 29, 2021 HKD ($)	Sep. 28, 2021 HKD ($)	Sep. 16, 2021 HKD ($)	Aug. 26, 2020 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 HKD ($)	Dec. 29, 2021 $ / shares shares	Dec. 17, 2021 $ / shares shares	Sep. 16, 2021 $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 HKD ($) shares	Aug. 26, 2020 $ / shares shares	Nov. 15, 2018 $ / shares shares	Nov. 09, 2015 $ / shares	Nov. 09, 2015 HKD ($) shares
Fair Value Adjustment of Warrants		$ 3,312,887.04
Sale of Stock			$ 2,700,000
Freight App Inc [Member]
Warrant exercise price | $ / shares							$ 0.25		$ 0.01		$ 0.01
Short Term borrowings								$ 1,731,881					$ 1,300,015				$ 250,000
Fair Value Adjustment of Warrants				$ 1,039,070	$ (497,759)
Warrants expired														Aug. 26, 2027
Proceeds from Notes Payable					2,620,000
Change in fair value of warrant liabilities			497,759		497,759
Warrants and Rights Outstanding									0.75
Freight App Inc [Member] | September Promissory Note [Member]
Fair Value Adjustment of Warrants			2,692,396
Proceeds from Notes Payable			1,192,396
Freight App Inc [Member] | December Promissory Note [Member]
Fair Value Adjustment of Warrants	$ 2,756,669
Proceeds from Notes Payable	1,636,669				$ 1,636,669
Freight App Inc [Member] | Securities Purchase Agreement [Member]
Sale of Stock	3,391,452		2,700,000
Freight App Inc [Member] | Series A Preferred Stock [Member]
Purchase of warrants | shares										765,862			765,862	765,862
Warrant exercise price | $ / shares										$ 0.25		$ 0.25		$ 0.25
Freight App Inc [Member] | Series A3 Preferred Stock [Member]
Purchase of warrants | shares									2,376,439		1,891,928
Warrant exercise price | $ / shares									$ 1.125		$ 1.125
Fair Value Adjustment of Warrants	1,758,565		1,703,782
Freight App Inc [Member] | Maximum [Member] | September Promissory Note [Member]
Warrant exercise price | $ / shares											$ 1.125
Freight App Inc [Member] | Maximum [Member] | December Promissory Note [Member]
Warrant exercise price | $ / shares									$ 1.125
Freight App Inc [Member] | Series Seed Preferred Warrants [Member]
Warrant exercise price | $ / shares															$ 10.38
Freight App Inc [Member] | Series Seed Preferred Warrants [Member] | Maximum [Member]
Purchase of warrants | shares															7,224
Freight App Inc [Member] | Warrant [Member]
Purchase of warrants | shares									2,376,439		1,891,928
Fair Value Adjustment of Warrants	2,756,669		2,692,396
Freight App Inc [Member] | Warrant [Member] | Series A3 Preferred Stock [Member]
Fair Value Adjustment of Warrants	$ 998,104		$ 988,614
Two Founders [Member] | Freight App Inc [Member]
Purchase of warrants | shares																	9,050
Warrant exercise price | $ / shares																$ 5.00